Consolidated Balance Sheet (Parentheticals) (USD $) In Thousands, except Per Share data	May 31, 2011	May 31, 2010
Consolidated Balance Sheets [Abstract]
Trade accounts receivable allowances	$ 27,597	$ 20,525
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000	50,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000	300,000
Common stock, issued	134,406	132,219
Common stock, outstanding	130,580	129,918